Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of Trade and Other Receivables

	$ million
	Dec 31, 2025		Dec 31, 2024
	Current	Non-current	Current	Non-current
Trade receivables	30,005	—	31,041	—
Lease receivables	194	778	189	875
Other receivables	9,288	5,668	8,014	3,528
Amounts due from joint ventures and associates	788	174	903	152
Prepayments and deferred charges	4,322	1,632	5,713	1,463
Total	44,597	8,252	45,860	6,018

Summary of Maturity Analysis of Finance Lease Receivables
Lease contracts where Shell is the lessor are classified as finance leases or operating leases. Receivables for lease contracts classified as finance leases are as follows:

		$ million
	Dec 31, 2025	Dec 31, 2024
Less than 1 year	225	234
Between 1 and 5 years	553	732
5 years and later	339	316
Total undiscounted lease payments receivable	1,117	1,282
Unearned finance income	145	218
Net investment in leases	972	1,064